Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 47,952	$ 3,656,556
Loss from operations	(47,952)	(3,656,556)
Other income:
Interest earned on cash equivalents		50,950
Interest earned on cash held in Trust Account		7,293,022
Total other income		7,343,972
Net income (loss)	$ (47,952)	$ 3,687,416
Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic		17,906,849
Weighted average shares outstanding of ordinary shares, diluted		17,906,849
Basic net income per ordinary share		$ 0.15
Diluted net income per ordinary share		$ 0.15
Non-Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic		650,301
Weighted average shares outstanding of ordinary shares, diluted		650,301
Basic net income per ordinary share		$ 0.15
Diluted net income per ordinary share		$ 0.15
Common Class B [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic	5,833,333	6,304,566
Weighted average shares outstanding of ordinary shares, diluted	5,833,333	6,304,566
Basic net income per ordinary share	$ (0.01)	$ 0.15
Diluted net income per ordinary share	$ (0.01)	$ 0.15